Leases (Details) - Schedule of lease liabilities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liabilities [Abstract]
Beginning balance	£ 48,048	£ 5,868
Ending balance	90,400	48,048	£ 5,868
Additions	26,228	19,850
Acquisition of subsidiaries	36,352
Acquisition of a subsidiary		27,972
Interest	1,338	652	£ 64
Payments	(18,597)	£ (6,294)
Terminations	£ (2,969)